SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	2 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Accounting Policies [Abstract]
Net loss attributable to ordinary shareholder	$ (11,222)	$ 1,040,970	¥ 7,554,004	¥ (11,565,768)
Weighted average ordinary shares outstanding:
Basic	1	50,000,000	50,000,000	50,000,000
Diluted	1	50,000,000	50,000,000	50,000,000
Net loss per share:
Basic | (per share)	$ (11,222)	$ 0.02	¥ 0.15	¥ (0.23)
Diluted | (per share)	$ (11,222)	$ 0.02	¥ 0.15	¥ (0.23)